Leases (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Changes in Carrying Value of Right of Use Assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2026:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2025	70	392	3	273	738
Additions*	—	66	1	218	285
Deletions	(6)	(6)	—	(120)	(132)
Depreciation	(1)	(84)	(1)	(127)	(213)
Translation difference	(5)	(26)	—	4	(27)
Balance as of March 31, 2026	58	342	3	248	651

* Net of adjustments on account of modifications

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2025:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2024	72	396	2	316	786
Additions*	—	96	3	155	254
Addition due to Business Combination (Refer to Note 2.10)	—	19	1	—	20
Deletions	—	(28)	(1)	(77)	(106)
Depreciation	(1)	(84)	(1)	(115)	(201)
Translation difference	(1)	(7)	(1)	(6)	(15)
Balance as of March 31, 2025	70	392	3	273	738

* Net of adjustments on account of modifications

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2024:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2023	76	474	2	285	837
Additions*	—	47	1	226	274
Deletions	(1)	(22)	—	(91)	(114)
Impairment	—	(10)	—	—	(10)
Depreciation	(1)	(87)	(1)	(104)	(193)
Translation difference	(2)	(6)	—	—	(8)
Balance as of March 31, 2024	72	396	2	316	786

* Net of adjustments on account of modifications and lease incentives

Schedule of the Break-up of Current and Non-current Lease Liabilities

The following is the break-up of current and non-current lease liabilities:

(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Current lease liabilities	333	287
Non-current lease liabilities	634	675
Total	967	962

Schedule of Movement in Lease Liabilities

The following is the movement in lease liabilities:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Balance at the beginning	962	1,002	1,010
Additions	283	255	265
Addition for Business Combination (Refer to Note 2.10)	—	20	—
Finance cost accrued during the period	41	40	39
Deletions	(18)	(65)	(53)
Payment of lease liabilities	(318)	(278)	(245)
Translation difference	17	(12)	(14)
Balance at the end	967	962	1,002

Schedule of Contractual Maturities of Lease Liabilities

The table below provides details regarding the contractual maturities of lease liabilities on an undiscounted basis:

(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Less than one year	358	290
One to five years	610	608
More than five years	110	152
Total	1,078	1,050

Schedule of Movement in Net Investment in Lease

The following is the movement in the net investment in lease:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Balance at the beginning	262	219	112
Additions	142	120	149
Interest income accrued during the period	7	4	3
Others	2	(3)	—
Lease receipts	(146)	(79)	(48)
Translation Differences	4	1	3
Balance at the end	271	262	219